RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Salaries, benefits, and consulting fees	$ 304	$ 273	$ 1,227	$ 886
Share-based payments	949	424	2,285	1,318
Total key management personnel compensation	$ 1,253	$ 697	$ 3,512	$ 2,204